Summarized Selected Financial Information for Discontinued Operations (Detail) (Shanghai JIDI Network Technology Co., Ltd., Variable Interest Entity, Primary Beneficiary, USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Shanghai JIDI Network Technology Co., Ltd. | Variable Interest Entity, Primary Beneficiary
Discontinued Operations [Line Items]
Revenue	$ 100	$ 29
Loss from discontinued operations before tax	(2,521)	(4,240)
Income tax expense
Loss from discontinued operations	$ (2,521)	$ (4,240)